Supplemental Cash Flow Information	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information

Note 8. Supplemental Cash Flow Information

Supplemental information relating to the unaudited condensed consolidated statements of cash flows is presented in the following table:

	Nine Months Ended
	September 30,
(In millions)	2014	2013
Cash paid for or (received from):
Interest expense	$199	$207
Interest and dividend income	(3)	(4)
Income taxes, net of refunds	11	12

The Company acquired $12 million and $21 million of property and equipment through capital leases and other non-cash financing transactions in the nine months ended September 30, 2014 and 2013 months, respectively, which have been excluded from the unaudited condensed consolidated statements of cash flows as non-cash investing and financing activities.

Note 15. Supplemental Cash Flow Information

        Supplemental information relating to the consolidated statements of cash flows is presented in the following table:

	Year Ended December 31,
(In millions)	2013	2012	2011
Cash paid for or (received from):
Interest expense	$232	$233	$244
Interest and dividend income	(5)	(5)	(5)
Income taxes, net of refunds	9	9	12

        The Company acquired $26 million, $20 million and $1 million of property and equipment through capital leases and other non-cash financing transactions in the years ended December 31, 2013, 2012 and 2011, respectively, which have been excluded from the consolidated statements of cash flows as non-cash investing and financing activities.